Trade and Other Receivables - Additional Information (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($) customer
Wage and rent subsidies	$ 0	$ 1,024,484
Wage and rent subsidies receivable		$ 51,423
Number of customers accounted in trade receivables | customer	4	0
Trade and other receivables | Customer One
Percentage of trade receivables	26.40%
Trade and other receivables | Customer Two
Percentage of trade receivables	14.60%
Trade and other receivables | Customer Three
Percentage of trade receivables	14.20%
Trade and other receivables | Customer Four
Percentage of trade receivables	11.40%
Trade and other receivables | Minimum
Percentage of trade receivables	10.00%	10.00%
Cost of goods sold
Wage and rent subsidies receivable		$ 924,644
Selling, general and administrative expenses
Wage and rent subsidies receivable		$ 99,840